Debt - Narrative (Details) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 26, 2021 USD ($)	Aug. 05, 2019 USD ($) shares	Nov. 27, 2018 USD ($) $ / shares shares	Jan. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Warrants, loss (gain) from fair value adjustment						$ 14,898	$ 115	$ 48,440	$ 6
Repayments of debt								3,000
Debt, outstanding balance								7,000	10,000
Promissory notes, outstanding balance								7,130	$ 9,729
Runway Loan and Security Agreement | Secured Debt
Debt Instrument [Line Items]
Debt instrument, maximum borrowing capacity			$ 10,000
Effective interest rate					16.40%	16.40%	16.40%
Value of stock called by warrant, percentage of debt face amount			4.0
Debt instrument, face amount			$ 10,000
Fair value of warrant accounted for as debt discount			$ 100
Repayments of debt	$ 7,000
Payment of interest and fee upon extinguishment of debt	$ 400
Debt, outstanding balance					$ 0	$ 0		$ 7,000
Promissory Note | Notes Payable, Other Payables | Investor
Debt Instrument [Line Items]
Basis spread on variable rate				8.50%
Promissory notes, outstanding balance				$ 5,000
Series A Redeemable Convertible Preferred Stock Warrants
Debt Instrument [Line Items]
Warrants issued, number of preferred stock callable (in shares) | shares		53,023	35,348
Warrants issued, exercise price (in dollars per share) | $ / shares			$ 11.3518
Warrants, loss (gain) from fair value adjustment		$ 100
Series A Redeemable Convertible Preferred Stock Warrants | Other Income (Expense), Net
Debt Instrument [Line Items]
Warrants, loss (gain) from fair value adjustment					$ 600		$ (200)
London Interbank Offered Rate (LIBOR) | Runway Loan and Security Agreement | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate			8.50%
Prime Rate [Member] | LIBOR Rate Not Available or Applicable | Runway Loan and Security Agreement | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate			6.00%
Applicable Interest Rate at the Time of Default | In the Event of Debt Default | Runway Loan and Security Agreement | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate						5.00%